FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate, commodity, equity price and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:

•foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee and South Korean Won denominated net investments in foreign subsidiaries and foreign currency denominated financial assets;
•interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt;
•interest rate caps to hedge interest rate risk on certain variable rate debt; and
•cross currency swaps to manage interest rate and foreign currency exchange rates on existing variable rate debt.

The partnership also designates Canadian Dollar financial liabilities of certain of its operating entities as hedges of its net investments in its Canadian operations.

Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2021 and 2020:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2021	Interest rate caps of US$ LIBOR debt	$9,590	2.5% - 5.0%	Jan. 2022 - Jun. 2024	$—
	Interest rate swaps of US$ LIBOR debt	2,130	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(50)
	Interest rate caps of £ LIBOR debt	2,301	1.0% - 2.5%	Jan. 2022 - Dec. 2023	—
	Interest rate caps of £ SONIA debt	974	2.0%	Oct. 2022 - Mar. 2025	5
	Interest rate caps of € EURIBOR debt	102	1.3%	Apr. 2022	—
	Interest rate caps of C$ LIBOR debt	240	2.0%	Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	422	0.8% - 1.6%	Apr. 2023 - Apr. 2024	—
Dec. 31, 2020	Interest rate caps of US$ LIBOR debt	$8,371	2.5% - 5.5%	May. 2021 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,380	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(112)
	Interest rate caps of £ LIBOR debt	3,198	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate caps of € EURIBOR debt	119	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	189	3.0%	Oct. 2021 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	447	0.8% - 1.6%	Apr. 2023 - Apr. 2024	(11)
For the year ended December 31, 2021, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was nil (December 31, 2020 - nil).

Foreign Currency Hedging
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2021 and 2020:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2021	Net investment hedges		€389	€0.81/$ - €0.88/$	Jul. 2022 - Sep. 2024	(2)
	Net investment hedges		£4,395	£0.71/$ - £0.76/$	Jun. 2022 - Mar. 2023	(89)
	Net investment hedges	A$	974	A$1.35/$ - A$1.41/$	Mar. 2022 - Mar. 2023	(14)
	Net investment hedges	C¥	1,596	C¥6.68/$ - C¥6.99/$	Jun. 2022 - Jun. 2023	(7)
	Net investment hedges	C$	185	C$1.26/$ - C$1.31/$	Mar. 2023 - Mar. 2024	(2)
	Net investment hedges	R$	2,546	R$5.87/$ - R$6.54/$	Sep. 2022 - Oct. 2022	(5)
	Net investment hedges	₩	720,095	₩1,165.75/$ - ₩1,197.6/$	Jun. 2022 - Jun. 2023	4
	Net investment hedges	Rs	75,690	Rs76.35/$ - Rs87.13/$	Jan. 2022 - Jul. 2024	(27)
	Net investment hedges		£90	£0.91/€	Apr. 2022	9
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	56
Dec. 31, 2020	Net investment hedges		€—	€0.87/$ - €0.88/$	Sep. 2021 - Sep. 2021	$1
	Net investment hedges		£201	£0.50/$ - £1.08/$	Mar. 2021 - Dec. 2021	5
	Net investment hedges	A$	240	A$1.34/$ - A$1.52/$	Jun. 2021 - Dec. 2021	3
	Net investment hedges	C¥	813	C¥4.02/$ - C¥7.43/$	Mar. 2021 - Sep. 2021	(11)
	Net investment hedges	R$	620	R$5.20/$	Mar. 2021 - Mar. 2021	(3)
	Net investment hedges	₩	720,095	₩914.84/$ - ₩1,169.58/$	Mar. 2021 - Jun. 2022	(54)
	Net investment hedges	Rs	4,703	Rs76.28/$	Jun. 2021 - Jun. 2021	(2)
	Net investment hedges		£90	£0.89/€ - £0.93/€	Apr. 2021 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	2,400	C$0.81/$ - C$1.70/$	Oct. 2021 - Jan. 2027	66

For the years ended December 31, 2021 and 2020, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.

Other Derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2021 and 2020:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2021	Interest rate caps	$5,388	2.0% - 7.9%	Jan. 2022 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	3.2% - 6.4%	Jun. 2022 - Jun. 2033	(253)
	Interest rate swaps of US$ debt	1,696	0.8% - 5.1%	Nov. 2022 - Mar. 2024	(8)
	Embedded derivative	25	0.0%	Aug. 2025 - Aug. 2026	—
Dec. 31, 2020	Interest rate caps	$3,560	3.0% - 5.0%	Jan. 2021 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Mar. 2021 - Jun. 2030	(308)
	Interest rate swaps of US$ debt	1,746	0.8% - 5.1%	Jun. 2021 - Mar. 2024	(32)
	Interest rate swaptions	350	2.0%	Mar. 2031 - Mar. 2031	—

The partnership recognized fair value losses of approximately $31 million (December 31, 2020 - losses of $45 million) related to the settlement of certain forward starting interest rate swaps that have not been designated as hedges.
b)Measurement and classification of financial instruments
Fair value is the amount that willing parties would accept to exchange a financial instrument based on the current market for instruments with the same risk, principal and remaining maturity. The fair value of interest bearing financial assets and liabilities is determined by discounting the contractual principal and interest payments at estimated current market interest rates for the instrument. Current market rates are determined by reference to current benchmark rates for a similar term and current credit spreads for debt with similar terms and risk.

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	225	225	216	216
Other non-current assets
Securities - FVTPL	FVTPL	2,200	2,200	1,612	1,612
Derivative assets	FVTPL	111	111	72	72
Securities - FVTOCI	FVTOCI	108	108	86	86
Restricted cash	Amortized cost	356	356	241	241
Current assets
Securities - FVTPL	FVTPL	—	—	107	107
Derivative assets	FVTPL	33	33	164	164
Accounts receivable(1)	Amortized cost	1,128	1,128	758	674
Restricted cash	Amortized cost	331	331	292	292
Cash and cash equivalents	Amortized cost	2,576	2,576	2,473	2,473
Total financial assets		$7,068	$7,068	$6,021	$5,937
Financial liabilities
Debt obligations(2)	Amortized cost	$55,327	$55,474	$54,717	$54,897
Capital securities	Amortized cost	2,226	2,226	2,170	2,170
Capital securities - fund subsidiaries	FVTPL	859	859	863	863
Other non-current liabilities
Accounts payable	Amortized cost	500	500	437	437
Derivative liabilities	FVTPL	277	277	272	272
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,097	2,097	2,110	2,110
Loans and notes payable	Amortized cost	899	899	1,062	1,062
Derivative liabilities	FVTPL	221	221	416	416
Total financial liabilities		$62,406	$62,553	$62,047	$62,227
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $276 million and $5 million as of December 31, 2021 and December 31, 2020, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $3,006 million and $380 million as of December 31, 2021 and December 31, 2020, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $76 million and $16 million as of December 31, 2021 and December 31, 2020, respectively.
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	17	218	1,965	2,200	—	123	1,596	1,719
Securities designated as FVTOCI	13	—	95	108	—	—	86	86
Derivative assets	—	144	—	144	—	236	—	236
Total financial assets	$30	$362	$2,060	$2,452	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$859	$859	$—	$—	$863	$863
Derivative liabilities	—	498	—	498	—	688	—	688
Total financial liabilities	$—	$498	$859	$1,357	$—	$688	$863	$1,551

During the year ended December 31, 2021, the partnership transferred its preferred shares in an operating company from Level 3 to Level 1, as the operating company underwent an initial public offering. The carrying value of the investment at December 31, 2021 is 17 million. There were no transfers between levels during the year ended 2020. The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2021 and 2020:

	Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,682	$863	$1,371	$922
Additions	553	—	324	—
Dispositions	(88)	—	(10)	—
Fair value (losses) gains, net and OCI	366	2	(3)	(59)
Other	(453)	(6)	—	—
Balance, end of year	$2,060	$859	$1,682	$863

c)Market Risk
Interest rate risk
The partnership faces interest rate risk on its variable rate financial assets and liabilities. In addition, there is interest rate risk associated with the partnership’s fixed rate debt due to the expected requirement to refinance such debt in the year of maturity.
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Variable rate property debt	$255	$236
Fixed rate property debt due within one year	31	30
Total	$286	$266

The partnership manages interest rate risk by primarily entering into fixed rate operating property debt and staggering the maturities of its mortgage portfolio over a 10-year horizon when the market permits. The partnership also makes use of interest rate derivatives to manage interest rate risk on specific variable rate debts and on anticipated refinancing of fixed rate debt.

Foreign currency risk
The partnership is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations.
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2021
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	339	$(27)	$—
Australian Dollar	A$	1,708	(124)	—
British Pound		£6,375	(863)	—
Euro		€1,297	(147)	—
Brazilian Real	R$	745	(13)	—
Indian Rupee	Rs	617	(1)	—
Chinese Yuan	C¥	730	(11)	—
South Korean Won	₩	289,443	—	—
United Arab Emirates Dirham	AED	342	(9)	—
Czech Koruna	CZK	5	—	—
Hungarian Forint	HUF	5	—	—
Total			$(1,195)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2020
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	521	$(41)	$—
Australian Dollar	A$	2,056	(158)	—
British Pound		£4,206	(575)	—
Euro		€328	(40)	—
Brazilian Real	R$	3,364	(65)	—
Indian Rupee	Rs	28,281	(39)	—
Chinese Yuan	C¥	1,084	(17)	—
South Korean Won	₩	204,795	(19)	—
United Arab Emirates Dirham	AED	708	(19)	—
Czech Koruna	CZK	8	—	—
Hungarian Forint	HUF	334	—	—
Poland Zloty	PLN	3	—	—
Total			$(973)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2019
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	377	$(29)	$—
Australian Dollar	A$	2,154	(151)	—
British Pound		£3,275	(434)	—
Euro		€339	(38)	—
Brazilian Real	R$	3,310	(82)	—
Indian Rupee	Rs	26,628	(37)	—
Hong Kong Dollar	HK$	—	—	—
Chinese Yuan	C¥	933	(13)	—
South Korean Won	₩	160,969	(14)	—
United Arab Emirates Dirham	AED	683	(19)
Czech Koruna	CZK	10	—
Hungarian Forint	HUF	314	—
Poland Zloty	PLN	3	—	—
Total			$(817)	$—
(1)Net of Canadian Dollar denominated loans.

d)Credit risk
The partnership’s maximum exposure to credit risk associated with financial assets is equivalent to the carrying value of each class of financial asset as separately presented in loans and notes receivable, certain other non-current assets, accounts receivables and other, and cash and cash equivalents.

Credit risk arises on loans and notes receivables in the event that borrowers default on the repayment to the partnership. The partnership mitigates this risk by attempting to ensure that adequate security has been provided in support of such loans and notes.

Credit risk related to accounts receivable arises from the possibility that tenants may be unable to fulfill their lease commitments. The partnership mitigates this risk through diversification, ensuring that tenants meet minimum credit quality requirements and by ensuring that its tenant mix is diversified and by limiting its exposure to any one tenant. The partnership maintains a portfolio that is diversified by property type so that exposure to a business sector is lessened.

The global economic shutdown has increased the risk in the near-term of tenants’ ability to fulfill lease commitments, which has been materially impacted by retail store closures, quarantines and stay-at-home orders. Many of the partnership’s tenants could declare bankruptcy or become insolvent and cease business operations as a result of prolonged mitigation efforts. The retail and hospitality assets are experiencing the most immediate impact. Office asset tenants, while facing hardships from stay-at-home orders, do not presently have as acute difficulty in fulfilling lease commitments in near-term, but they could face increased difficulty if prolonged mitigation efforts material impact their business.

Currently no one tenant represents more than 10% of operating property revenue.